Other Income, Net	6 Months Ended
Sep. 30, 2025
Other Income, Net [Abstract]
OTHER INCOME, NET

Note 4 — OTHER INCOME, NET

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Gain on foreign currency exchange, net	183	186,416	144,509
Operating lease modifications	40,525	14,571	11,295
Gain on disposal of property, plant and equipment	957	34,530	26,767
Rental income	20,670	111,308	86,285
Fair value change in financial instrument	3,031	3,141	2,435
Government grants	3,260	11,326	8,780
Interest income (Note 11)	122,223	114,917	89,083
Other income	9,917	—	—
Toal other income, net	200,766	476,209	369,154

Rental income related to short-term leasing of premises and rental of battery energy storage system (AIMS) to a third-party customers for the six months ended September 30, 2025.